Symons Value Institutional Fund
SUMMARY SECTION SYMONS VALUE INSTITUTIONAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Symons Value Institutional Fund (the “Value Fund”) is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Symons Value Institutional Fund
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symons Value Institutional Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.29%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		1.33%
Expense Recapture or (Fee Waiver)	[1]	0.17%
Total Annual Fund Operating Expenses	[2]	1.50%
[1]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.46% of the Value Fund's average daily net assets through March 31, 2016. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. A repayment by the Fund is referred to as an Expense Recapture in the table above.
[2]	(After Expense Recapture)

Expense Example:
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Symons Value Institutional Fund	153	438	745	1,616

Portfolio Turnover
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 28.28% of the average value of its portfolio.
Principal Investment Strategies
The Value Fund seeks to achieve its objective by investing primarily in a diversified portfolio of companies, with market capitalizations at the time of purchase above approximately $500 million, that are trading at attractive prices and that appear to have limited downside price risk over the long-term.

The Value Fund's investment adviser, Symons Capital Management, Inc., utilizes market capitalization and average trading volume screens to identify approximately 2,000 stocks that are possible candidates for investment. The adviser then utilizes several additional investment screens to reduce the universe to approximately 40-60 issuers that fit the Value Fund's investment criteria. The adviser then performs a fundamental analysis of each of the candidates to identify approximately 25-40 companies that the adviser believes are "value" companies. The adviser defines a "value" company as one that is trading at less than its intrinsic value, as determined by the adviser, and that does not appear to present significant downside price risk. The adviser's "value" strategy places a strong emphasis on risk aversion.

The Value Fund typically holds approximately 25-40 companies, representing various products or service lines of business. To the extent the adviser can find "value" companies whose stocks are trading at sufficiently attractive prices for purchase in various sectors, it will attempt to allocate the Value Fund's investments among a broad cross-section of market sectors and industries. However, there may be times when the Value Fund may hold a large portion of its assets in any one sector at a given time.

Equity securities in which the Value Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), preferred stocks, shares of equity real estate investment trusts ("REITs"), and shares of other investment companies, including open-end and closed-end funds and exchange-traded funds ("ETFs") whose portfolios primarily consist of equity securities. The Value Fund may invest in inverse and leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis, while leveraged ETFs seek to multiply the return, or the inverse of the return, of the tracked index (e.g., twice the return). The Value Fund also may invest in ETFs whose portfolios primarily consist of commodities. The Value Fund may invest in equity securities of foreign issuers, directly or through American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").

The Value Fund may use options for purposes consistent with its investment objective such as hedging or managing risk. The Value Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position.

If the adviser believes, based on its valuation methodology, that stocks in general are over-valued, or if the adviser cannot find "value" companies whose stocks are trading at sufficiently attractive prices, a significant portion of the Value Fund's portfolio may be held in cash or cash equivalents. This may occur on a temporary basis, or for periods of up to a year or longer. Holding a significant cash position may make it difficult or impossible for the Value Fund to achieve its investment objective.
Principal Risks
All investments involve risks, and the Value Fund cannot guarantee that it will achieve its investment objective. An investment in the Value Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Value Fund's returns and share price will fluctuate, and you may lose money by investing in the Value Fund. Below are some of the specific risks of investing in the Value Fund.
  General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in the Value Fund.
  Market Risk. Market risk includes the possibility that the Value Fund's investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies' stocks regardless of the success or failure of an individual company's operations.
  Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the adviser believes are their full market values, either because the market fails to recognize what the adviser considers to be the companies' true business values or because the adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
  Management Risk. The adviser's strategy and the strategies employed by the portfolio managers of the underlying funds in which the Value Fund may invest may fail to produce the intended results.
  Company Risk. The value of the Value Fund may decrease in response to the activities and financial prospects of an individual company in the Value Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
  Sector/Industry Risk. From time to time, the Value Fund may have overweighted positions in particular market sectors and/or industries, which can be more volatile or underperform relative to the market as a whole.
  REIT Risk. When the Value Fund invests in REITs, it is subject to risks generally associated with investing in real estate and risks related specifically to their structure and focus. REITs may also be less liquid and experience greater price volatility than other publicly traded securities.
  Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Value Fund's portfolio.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Value Fund's investments.
  Risks of Other Investment Companies. When the Value Fund invests in an underlying mutual fund or ETF, the Value Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Value Fund will incur higher expenses, many of which may be duplicative. In addition, the Value Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks, such as the fact that its shares may trade at a market price above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Value Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).
  Options Risk. There are risks that option writing strategies the Value Fund uses will not be successful due to market behavior or unexpected events. In buying call and put options, the Value Fund may forego its investment should the options fail to reach their strike prices before expiration. In selling call and put options, the Value Fund receives a premium, but may be required to sell or buy the underlying asset at a disadvantageous price.

Performance
The bar chart below shows how the Value Fund’s investment results have varied from year to year. The table below shows how the Value Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Value Fund. Past performance of the Value Fund is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31ST

Best Quarter: 2nd Quarter, 2009, 13.71% Worst Quarter: 4th Quarter, 2008, (10.87)%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Symons Value Institutional Fund	6.36%	4.96%	4.37%	Dec. 22, 2006
Symons Value Institutional Fund Return After Taxes on Distributions	5.80%	4.50%	3.87%	Dec. 22, 2006
Symons Value Institutional Fund Return After Taxes on Distributions and Sale of Fund Shares	4.88%	4.21%	3.65%	Dec. 22, 2006
Symons Value Institutional Fund Russell 3000 Value Index® (reflects no deductions for fees, expenses, or taxes)	17.55%	0.83%	0.57%	Dec. 22, 2006

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Value Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Value Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-679-6667, a toll-free number, or data current to the most recent quarter end may be accessed on the Value Fund’s website at www.scm-funds.com.